DESCRIPTION OF BUSINESS AND ORGANIZATION	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
DESCRIPTION OF BUSINESS AND ORGANIZATION

NOTE－1 DESCRIPTION OF BUSINESS AND ORGANIZATION

Society Pass Incorporated (the “Company”) was incorporated in the State of Nevada on June 22, 2018, under the name of Food Society Inc. On October 3, 2018, the Company changed its company name to Society Pass Incorporated. The Company, through its subsidiaries, mainly sells and distributes the hardware and software for a Point of Sales (POS) application in Vietnam. The Company also has online lifestyle platform to enable consumers to purchase high-end brands of all categories under its own brand name of “Leflair.” The Company has made several acquisitions in calendar year 2022 to 2025, as follows:

●	In February 2022, the Company completed the acquisition of 100% of the equity interest of New Retail Experience Incorporated and Dream Space Trading Company Limited through its subsidiary – Push Delivery Pte Limited, which two companies mainly provide an on-line grocery and food delivery platform in the Philippines and Vietnam respectively.

●	In May 2022, the Company completed another acquisition of 100% of the equity interests of Gorilla Networks Pte Ltd, Gorilla Mobile Pte Ltd, Gorilla Connects Pte Ltd and Gorilla Networks (VN) Co Ltd (collectively, “Gorilla Networks”), a food delivery service.

●	On July 7, 2022, the Company and its wholly owned subsidiary Thoughtful Media Group Incorporated collectively acquired 100% of the equity interests of Thoughtful Media Group Incorporated and AdActive Media, Inc. (collectively “Thoughtful Media”), whose business provides services to advertisers that helps to make internet advertising more effective.

●	On July 21, 2022, the Company acquired 100% of the equity interests of Mangan PH Food Delivery Service Corp. (“Mangan), a Philippines restaurant and grocery delivery business.

●	On August 15, 2022, the Company and its 95%-owned subsidiary SOPA Technology, Pte, Ltd., collectively acquired 75% of the outstanding capital stock of Nusatrip International Pte Ltd. (“Nusatrip”) and also purchased all of the outstanding capital stock of PT Tunas Sukses Mandiri (“Tunas”), a company existing under the law of the Republic of Indonesia, and both engaged in online ticketing and reservation services.

●	On January 1, 2023, the Company’s 100% owned subsidiary Thoughtful Media Group Inc and Adactive Media CA Inc acquired 100% of outstanding capital stock of PT Wahana Cerita Indonesia, an Indonesia company operating digital marketing and event organizing.

●	On April 1, 2023, the Company’s 99% owned subsidiary Nusatrip International Pte. Ltd. acquired 100% of the outstanding capital stock of Mekong Leisure Travel Company Limited (changed business nature from Join Stock Company), a Vietnam travel agency.

●	On July 1, 2023, the Company’s 99% owned subsidiary Mekong Leisure Travel Company Limited acquired 100% of the outstanding capital stock of Vietnam International Travel and Service Joint Stock Company, a Vietnam travel agency.

On February 10, 2021, the Company effected a 750 for 1 forward stock split of the issued and outstanding shares of the Company’s common stock. The number of authorized shares and par value remain unchanged. All share and per share information in these financial statements and its footnotes have been retroactively adjusted for the years presented, unless otherwise indicated, to give effect to the forward stock split.

On September 21, 2021, the Company effected a 1 for 2.5 reverse stock split of the issued and outstanding shares of the Company’s common stock. The number of authorized shares and par value remain unchanged. All share and per share information in these financial statements and its footnotes have been retroactively adjusted for the years presented, unless otherwise indicated, to give effect to the reverse stock split.

The registration statement for the Company’s Initial Public Offering became effective on November 8, 2021. On November 8, 2021, the Company entered into an underwriting agreement with Maxim Group LLC (the “Underwriter”) related to the offering of 2,888,889 shares of the Company’s common stock (the “Firm Shares”), at a public offering price of $9.00 per share. Under the terms of the Underwriting Agreement, the Company granted the Underwriters an option, exercisable for 45 days, to purchase an additional 236,111 shares of common stock (the “Option Shares”) to cover over-allotments. The Company raised gross proceeds of $26,000,001 and $2,124,999 from its initial public offering and from the sale of the Option Shares, respectively.

On February 8, 2022, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with the “Underwriter, related to the offering of 3,030,300 shares (the “Shares”) of the Company’s common stock and warrants to purchase up to 3,030,300 shares of common stock of the Company (the “Warrants”). Each Share was sold together with one Warrant to purchase one Share at a combined offering price of $3.30. In addition, the Company granted the Underwriter a 45-day over-allotment option to purchase up to an additional 454,545 Shares and/or Warrants, at the public offering price, less discounts and commissions. On February 10, 2022, the Underwriter gave notice to the Company of the full exercise of their over-allotment option and that delivery of the overallotment securities was made on February 11, 2022.

On June 30, 2023, NextGen Retail Inc., a Nevada corporation (the “Buyer”), a wholly-owned subsidiary of the Company, entered into a Securities Purchase Agreement with Story-I Ltd., an Australian corporation (“Story-I Australia”), Story-I Pte Ltd., a Singapore corporation (“Story-I Singapore”), a wholly-owned subsidiary of Story-I Australia, and Michael Chan, to purchase 95% of the outstanding shares (the “Majority Shares”) of PT Inetindo Infocom (the “Company”), an Indonesian company and retail reseller of Apple computers and other electronics in Indonesia. The consideration for the Majority Shares to be paid to Story-I Australia and Story-I Singapore by the Buyer is AUS$2,787,173, approximately US$ 1.85 million based on current exchange rates. The Company formally terminated the agreement on April 12, 2024.

On May 1, 2024, the Company effected a 1-for-15 reverse stock split of the issued and outstanding shares of the Company’s common stock. The number of authorized shares has changed to 6,333,333 shares and par value remain unchanged. All share and per share information in these financial statements and its footnotes have been retroactively adjusted for the years presented, unless otherwise indicated, to give effect to the reverse stock split.

On June 2, 2025, the Company increased the number of registered shares of its common stock from 6,333,333 to 50,000,000 with par value of $0.0001.

The forward stock split and reverse stock split transactions described above had no effect on the stated value of the preferred stock and the number of designated shares and outstanding shares of each series of preferred stock was unchanged in accordance with the respective certificate of designations. The number of authorized shares of preferred stock also remained unchanged.

Schedule of description of subsidiaries

Name	Place and date of incorporation	Principal activities	Particulars of registered/ paid up share capital	Effective interest held
Society Technology LLC	United States, January 24, 2019	IP Licensing	US$1	100%
SOPA Cognitive Analytics Private Limited	India February 5, 2019	Computer sciences consultancy and data analytics	INR 1,238,470	100%
SOPA Technology Pte. Ltd.	Singapore, June 4, 2019	Investment holding	SGD 1,250,000	95%
SOPA Technology Company Limited	Vietnam October 1, 2019	Software production	Registered: VND 2,307,300,000; Paid up: VND 1,034,029,911	100%
Thoughtful Media (Singapore) Pte. Ltd. (FKA: Hottab Pte Ltd. (HPL))	Singapore January 17, 2015	Digital marketing	SGD 620,287.75	100%
Hottab Vietnam Co. Ltd	Vietnam April 17, 2015	Sale of POS hardware and software	VND 1,000,000,000	100%
Thoughtful Media Group Co. Ltd (FKA: Hottab Asset Company Limited)	Vietnam July 25, 2019	Digital marketing	VND 5,000,000,000	100%
Nextgen Retail Inc (FKA: Leflair Incorporated)	United States December 7, 2021	Investment holding	US$1	100%
Thoughtful Media (Philippines) Incorporated (FKA: SOPA (Phil) Incorporated)	Philippines Jan 11, 2022	Investment holding	PHP 11,000,000	100%
New Retail Experience Incorporated	Philippines Jan 16, 2020	On-line Grocery delivery platform	PHP 3,750,000	100%
Dream Space Trading Co. Ltd	Vietnam May 23, 2018	On-line Grocery and food delivery platform	VND 500,000,000	100%
Push Delivery Pte Ltd	Singapore January 7, 2022	Investment holding	US$2,000	100%
Gorilla Mobile Singapore Pte. Ltd.	Singapore August 6, 2020	Telecommunications resellers	SGD 100	100%
Thoughtful Media Group Incorporated	United States June 28,2022	Investment holding	US$10	89.89%
Thoughtful (Thailand) Co. Ltd	Thailand September 2, 2014	Digital marketing	THB 4,000,000	99.75%
AdActive Media CA Inc.	United States April 12, 2010	Digital marketing	Preferred: US$1,929.1938 Common: US$4,032.7871	100%
PT Tunas Sukses Mandiri	Indonesia February 8, 2010	Online ticketing and reservation	IDR 26,000,000	99%
Nusatrip Malaysia Sdn Bhd	Malaysia March 1, 2017	Online ticketing and reservation	MYR 52,000	99%
Nusatrip Singapore Pte Ltd	Singapore December 6, 2016	Online ticketing and reservation	SGD 212,206	99%
Nusatrip International Pte Ltd	Singapore January 9, 2015	Online ticketing and reservation	SGD 905,006.51	99%
PT Thoughtful Media Group Indonesia (FKA: PT Wahana Cerita Indonesia)	Indonesia January 14, 2022	Digital marketing and event organizer	IDR 51,000,000	100%
Mekong Leisure Travel Company Limited	Vietnam October 6, 2011	Online ticketing, reservation and system	VND 875,460,000	99%
Vietnam International Travel and Service Joint Stock Company	Vietnam November 16, 2012	Ticketing	VND 1,900,000,000	100%
Sopa Incorporated	Unites States May 22, 2023	Investment holding	Common: US$0.10	100%
Nusatrip Incorporated	United States May 22,2023	Investment holding	Registered: Common: US$20,000 Preferred: US$1,000 Paid up: Common: US$1,938	72.24%
Thoughtful Media (Malaysia) Sdn Bhd	Malaysia October 18, 2023	Digital marketing	MYR 1,000	100%
Nusatrip Technology (Beijing) Co., Ltd	Chinese Mainland May 21, 2025	Online ticketing and reservation and system	Registered: CNY 5,000,000 Paid up: CNY 715,650	100%
Nusatrip Hong Kong Limited	Hong Kong July 2, 2025	Online ticketing and reservation	HK$1	100%
Nusatrip Comm Pte Limited	Singapore September 1, 2025	Telecommunications resellers	SGD10,000	100%
Thoughtful Media Limited	Hong Kong September 26, 2025	Digital marketing	HK$1	100%
Nusatrip Flight Limited Hong Kong	October 21, 2025	Online ticketing and reservation	HK$780,000	100%

On February 23, 2023, Society Pass Incorporated acquired additional issued capital in Nusatrip International Pte Ltd of 2,225,735 number of ordinary stock and increased its shareholding from 75% to 99%, and to the subsidiaries within the group.

On May 22, 2023, Thoughtful Media Group Inc and Society Pass Inc acquired additional issued capital in Thoughtful (Thailand) Co Ltd of 397,000 and 2,000 number of ordinary stocks amounted to THB 1,985,000 and THB 10,000 respectively. Total shareholding interest remains unchanged.

On August 1, 2023, the Company 95% owned subsidiary Sopa Technology Pte. Ltd. disposed one of its 100% owned subsidiary Sopa (Phil) Incorporated to the Company 100% owned subsidiary Thoughtful Media Group Incorporated as internal group restructuring. At the same day, Sopa (Phil) Incorporated changed name to Thoughtful Media (Philippines) Inc and updated its principal activities to digital marketing.

On October 25, 2023, the Company 95% owned subsidiary Sopa Technology Pte. Ltd. acquired one of its 100% owned subsidiary Hottab Vietnam Company Limited from its 100% owned subsidiary Hottab Pte. Ltd. and disposed 100% shareholding of Hottab Pte. Ltd. to its 100% owned subsidiary Thought Media Group Incorporated. At the same day, Hottab Pte. Ltd. changed name to Thoughtful Media (Singapore) Pte. Ltd. and updated its principal activities to digital marketing.

During the year of 2023, certain operations were progressively discontinued following management’s decision based on operation performance, business strategy and future prospects. This is mainly online F&B and groceries delivery operations under online ordering segment includes “Handycart” under subsidiary Dream Space Trading Co., Ltd in Vietnam and “Pushkart” and “Mangan” under subsidiary New Retail Experience Incorporated in the Philippines. There is also discontinued operation of local mobile in telecommunication reseller under subsidiary Gorilla Mobile Pte Ltd. In view of the operation results which are insignificant to the impact of the group and continued operation involvements are in place in all these operations, therefore no separate disclosure is considered necessary in accordance to the discontinued operation standards.

On June 3, 2024, NusaTrip Incorporated issued an additional 7,999,000 shares of Common Stock to Society Pass at a price of $0.0001 per share.

On June 21, 2024, TMG Incorporated issued an additional 7,900,000 shares of Common Stock to Society Pass at a price of $0.0001 per share.

On July 12, 2024, TMG Incorporated issued an additional 8,000,000 shares of Common Stock to Society Pass at a price of $0.0001 per share.

On September 2, 2024, NusaTrip Incorporated issued an additional 6,000,000 shares of Common Stock to Society Pass at a price of $0.0001 per share.

On October 18, 2024, subsidiary Nusatrip Inc. entered into a securities purchase agreement with the Selling Stockholders. Pursuant to securities purchase agreement, on October 18, 2024, the subsidiary issued convertible notes (the “Convertible Notes”) to the Selling Stockholders with an aggregate principal amount of $1,600,002 (the “Convertible Notes Offering”). Pursuant to the amendments to the securities purchase agreement for Convertible Notes dated November 13, 2024, entered by the subsidiary and the investors, the Convertible Notes shall automatically convert into shares of our common stock upon the effectiveness of the registration statement at the conversion price of $1.50 per share. The subsidiary is obligated to pay interest to the Selling Stockholders on the outstanding principal amount at the rate of 6.0% per annum. The Convertible Notes and the interests shall be converted into shares of common stock of the subsidiary at a conversion price of $1.50 per share by the nine months anniversary of the issuance date or the consummation of IPO, whichever earlier. The Convertible Notes were converted into an aggregate of 1,066,668 shares of Common Stock and issued to the investors, and the three private placements were completed on February 10, 2025. Therefore, Nusatrip Inc. shareholding decreased from 100% to 92.92%.

The Company entered into binding term sheets dated July 1, 2024 with each of Creative Vision Digital Limited, Grit Securities Limited, Su Feng WANG, XuZhong XU, Zhe ZHOU, and YuZhang ZHOU, respectively (collectively, the “July Term Sheets”). Each term sheet provided for the following terms, among others: a right for the investor to convert the notes into Common stock at price of $1.80 per share until September 15, 2024, and at a price of $1.50 per share commencing from and after such date; and a force majeure provision that permitted the parties to terminate upon a force majeure event, which included the right of the Company to terminate if “know your customer” or other diligence of any investor was not completed in a prompt and comprehensive manner, as well as other events beyond the control of the parties.

On July 17, 2024, the Company entered into securities purchase agreements (the “July SPAs”) with the six above referenced investors for a private placement of Convertible Notes with a principal amount of $5,000,000, five of which were terminated in September 2024 and October 2024.

The Subsidiary Thoughtful Media Group Inc (“TMGUS”) entered into two additional binding term sheets dated August 12, 2024, with G Bridge Global Investment Limited and GRIT Multi-Strategies Investment Company Limited, respectively (collectively, the August Term Sheets”), when diligence on certain of the investors who signed the July Term Sheets was not moving forward at an acceptable pace; these August Term Sheets contained identical provisions as those contained in the July Term Sheets. On September 20, 2024, TMGUS determined that the vetting and diligence relating to the four individual above referenced investors (Su Feng WANG, XuZhong XU, Zhe ZHOU, and YuZhang ZHOU) was not satisfactory, and therefore TMGUS and each such individual mutually terminated its respective July SPA. TMGUS and Grit Multi-Strategies Investment Company Limited executed long form documentation on September 20, 2024, pursuant to their August Term Sheet (the “September SPA”). TMGUS and G Bridge Global Investment Limited executed long form documentation on October 15, 2024, pursuant to their August Term Sheet (the “October SPA,” and together with the July SPAs and September SPA, the “SPAs”). Prior to filing Amendment 2 to the Registration Statement on October 18, 2024, the Company removed Grit Securities Limited as a selling stockholder because that entity could, due to its other business activities, be deemed an underwriter under applicable securities laws. Such an event would be beyond the control of that investor, and therefore TMGUS and Grit Securities Limited terminated their July SPA on October 15, 2024.

TMGUS completed its Convertible Notes offerings in June 2025 pursuant to securities purchase agreements (the “SPAs”) with Creative Vision Digital Limited, GRIT Multi-Strategies Investment Company Limited, and G Bridge Global Investment Limited (collectively, the “Purchasers”). The Company issued Convertible Notes to G Bridge Global Investment Limited on June 17, 2025, to Creative Vision Digital Limited on June 25, 2025, and to GRIT Multi-Strategies Investment Company Limited on June 26, 2025, each with an aggregate principal amount of $900,000.

The Convertible Notes mature six months from the respective issuance dates, at which point the full principal amount and any accrued interest will become due and payable. Pursuant to the SPAs, the Convertible Notes automatically convert into shares of Common Stock upon the effectiveness of the registration statement, at a conversion price of $1.50 per share. The Purchasers elected to fully convert the Convertible Notes on June 24 and June 27, 2025, and the Company issued a total of 1,800,000 shares of Common Stock to the Purchasers.

Therefore, the company’s shareholding of TMGUS decreased from 100% to 89.89% with effect from June 30, 2025.

On August 18, 2025, the Company completed its initial public offering of 3,750,000 shares of Common Stock of Nusatrip Incorporated at an offering price of $4.00 per share. The gross proceeds from the offering were approximately $15,000,000. Therefore, The Company’s shareholding of Nusatrip Incorporated decreased from 92.92% to 74.4%. On September 5, 2025, Nusatrip Incorporated issued 562,500 shares of Common Stock to third party and further dilute the Company’s shareholding to 72.24%.

NOTE－1 DESCRIPTION OF BUSINESS AND ORGANIZATION

Society Pass Incorporated (the “Company”) was incorporated in the State of Nevada on June 22, 2018, under the name of Food Society Inc. On October 3, 2018, the Company changed its company name to Society Pass Incorporated. The Company, through its subsidiaries, mainly sells and distributes the hardware and software for a Point of Sales (POS) application in Vietnam. The Company also has online lifestyle platform to enable consumers to purchase high-end brands of all categories under its own brand name of “Leflair.” The Company has made several acquisitions in calendar year 2022 to 2024, as follows:

●	In February 2022, the Company completed the acquisition of 100% of the equity interest of New Retail Experience Incorporated and Dream Space Trading Company Limited through its subsidiary – Push Delivery Pte Limited, which two companies mainly provide an on-line grocery and food delivery platform in the Philippines and Vietnam respectively.

●	In May 2022, the Company completed another acquisition of 100% of the equity interests of Gorilla Networks Pte Ltd, Gorilla Mobile Pte Ltd, Gorilla Connects Pte Ltd and Gorilla Networks (VN) Co Ltd (collectively, “Gorilla Networks”), a food delivery service.

●	On July 7, 2022, the Company and its wholly owned subsidiary Thoughtful Media Group Incorporated collectively acquired 100% of the equity interests of Thoughtful Media Group Incorporated and AdActive Media, Inc. (collectively “Thoughtful Media”), whose business provides services to advertisers that helps to make internet advertising more effective.

●	On July 21, 2022, the Company acquired 100% of the equity interests of Mangan PH Food Delivery Service Corp. (“Mangan), a Philippines restaurant and grocery delivery business.

●	On August 15, 2022, the Company and its 95%-owned subsidiary SOPA Technology, Pte, Ltd., collectively acquired 75% of the outstanding capital stock of Nusatrip International Pte Ltd. (“Nusatrip”) and also purchased all of the outstanding capital stock of PT Tunas Sukses Mandiri (“Tunas”), a company existing under the law of the Republic of Indonesia, and both engaged in online ticketing and reservation services.

●	On April 1, 2023, the Company’s 100% owned subsidiary Thoughtful Media Group Inc and Adactive Media CA Inc acquired 100% of outstanding capital stock of PT Wahana Cerita Indonesia, an Indonesia company operating digital marketing and event organizing.

●	On April 1, 2023, the Company’s 99% owned subsidiary Nusatrip International Pte. Ltd. acquired 100% of the outstanding capital stock of Mekong Leisure Travel Company Limited (changed business nature from Join Stock Company), a Vietnam travel agency.

●	On July 1, 2023, the Company’s 99% owned subsidiary Mekong Leisure Travel Company Limited acquired 100% of the outstanding capital stock of Vietnam International Travel and Service Joint Stock Company, a Vietnam travel agency.

On February 10, 2021, the Company effected a 750 for 1 forward stock split of the issued and outstanding shares of the Company’s common stock. The number of authorized shares and par value remain unchanged. All share and per share information in these financial statements and its footnotes have been retroactively adjusted for the years presented, unless otherwise indicated, to give effect to the forward stock split.

On September 21, 2021, the Company effected a 1 for 2.5 reverse stock split of the issued and outstanding shares of the Company’s common stock. The number of authorized shares and par value remain unchanged. All share and per share information in these financial statements and its footnotes have been retroactively adjusted for the years presented, unless otherwise indicated, to give effect to the reverse stock split.

The registration statement for the Company’s Initial Public Offering became effective on November 8, 2021. On November 8, 2021, the Company entered into an underwriting agreement with Maxim Group LLC (the “Underwriter”) related to the offering of 2,888,889 shares of the Company’s common stock (the “Firm Shares”), at a public offering price of $9.00 per share. Under the terms of the Underwriting Agreement, the Company granted the Underwriters an option, exercisable for 45 days, to purchase an additional 236,111 shares of common stock (the “Option Shares”) to cover over-allotments. The Company raised gross proceeds of $26,000,001 and $2,124,999 from its initial public offering and from the sale of the Option Shares, respectively.

On February 8, 2022, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with the “Underwriter, related to the offering of 3,030,300 shares (the “Shares”) of the Company’s common stock and warrants to purchase up to 3,030,300 shares of common stock of the Company (the “Warrants”). Each Share was sold together with one Warrant to purchase one Share at a combined offering price of $3.30. In addition, the Company granted the Underwriter a 45-day over-allotment option to purchase up to an additional 454,545 Shares and/or Warrants, at the public offering price, less discounts and commissions. On February 10, 2022, the Underwriter gave notice to the Company of the full exercise of their over-allotment option and that delivery of the overallotment securities was made on February 11, 2022.

On June 30, 2023, NextGen Retail Inc., a Nevada corporation (the “Buyer”), a wholly-owned subsidiary of the Company, entered into a Securities Purchase Agreement with Story-I Ltd., an Australian corporation (“Story-I Australia”), Story-I Pte Ltd., a Singapore corporation (“Story-I Singapore”), a wholly-owned subsidiary of Story-I Australia, and Michael Chan, to purchase 95% of the outstanding shares (the “Majority Shares”) of PT Inetindo Infocom (the “Company”), an Indonesian company and retail reseller of Apple computers and other electronics in Indonesia. The consideration for the Majority Shares to be paid to Story-I Australia and Story-I Singapore by the Buyer is AUS$2,787,173, approximately US$ 1.85 million based on current exchange rates. The Company formally terminated the agreement on April 12, 2024.

On May 1, 2024, the Company effected a 1-for-15 reverse stock split of the issued and outstanding shares of the Company’s common stock. The number of authorized shares has changed to 6,333,333 shares and par value remain unchanged. All share and per share information in these financial statements and its footnotes have been retroactively adjusted for the years presented, unless otherwise indicated, to give effect to the reverse stock split.

The forward stock split and reverse stock split transactions described above had no effect on the stated value of the preferred stock and the number of designated shares and outstanding shares of each series of preferred stock was unchanged in accordance with the respective certificate of designations. The number of authorized shares of preferred stock also remained unchanged.

Schedule of Description of subsidiaries

Name	Place and date of incorporation	Principal activities	Particulars of registered/ paid up share capital	Effective interest held
Society Technology LLC	United States, January 24, 2019	IP Licensing	US$1	100%
SOPA Cognitive Analytics Private Limited	India February 5, 2019	Computer sciences consultancy and data analytics	INR 1,238,470	100%
SOPA Technology Pte. Ltd.	Singapore, June 4, 2019	Investment holding	SGD 1,250,000	95%
SOPA Technology Company Limited	Vietnam October 1, 2019	Software production	Registered: VND 2,307,300,000; Paid up: VND 1,034,029,911	100%
Thoughtful Media (Singapore) Pte. Ltd. (FKA: Hottab Pte Ltd. (HPL))	Singapore January 17, 2015	Digital marketing	SGD 620,287.75	100%
Hottab Vietnam Co. Ltd	Vietnam April 17, 2015	Sale of POS hardware and software	VND 1,000,000,000	100%
Thoughtful Media Group Co. Ltd (FKA: Hottab Asset Company Limited)	Vietnam July 25, 2019	Digital marketing	VND 5,000,000,000	100%
Nextgen Retail Inc (FKA: Leflair Incorporated)	United States December 7, 2021	Investment holding	US$1	100%
Thoughtful Media (Philippines) Incorporated (FKA: SOPA (Phil) Incorporated)	Philippines Jan 11, 2022	Investment holding	PHP 11,000,000	100%
New Retail Experience Incorporated	Philippines Jan 16, 2020	On-line Grocery delivery platform	PHP 3,750,000	100%
Dream Space Trading Co. Ltd	Vietnam May 23, 2018	On-line Grocery and food delivery platform	VND 500,000,000	100%
Push Delivery Pte Ltd	Singapore January 7, 2022	Investment holding	US$2,000	100%
Gorilla Networks Pte. Ltd.	Singapore September 3, 2019	Investment holding	US$2,620,000 and SGD 730,000	100%
Gorilla Mobile Singapore Pte. Ltd.	Singapore August 6, 2020	Telecommunications resellers	SGD 100	100%
Gorilla Networks (VN) LLC	Vietnam December 16, 2020	Telecommunications resellers	VND 233,000,000	100%
Thoughtful Media Group Incorporated	United States June 28,2022	Investment holding	US$10	100%
Thoughtful (Thailand) Co. Ltd	Thailand September 2, 2014	Digital marketing	THB 4,000,000	99.75%
AdActive Media CA Inc.	United States April 12, 2010	Digital marketing	Preferred: US$1,929.1938 Common: US$4,032.7871	100%
PT Tunas Sukses Mandiri	Indonesia February 8, 2010	Online ticketing and reservation	IDR 26,000,000	99%
Nusatrip Malaysia Sdn Bhd	Malaysia March 1, 2017	Online ticketing and reservation	MYR 52,000	99%
Nusatrip Singapore Pte Ltd	Singapore December 6, 2016	Online ticketing and reservation	SGD 212,206	99%
Nusatrip International Pte Ltd	Singapore January 9, 2015	Online ticketing and reservation	SGD 905,006.51	99%
PT Thoughtful Media Group Indonesia (FKA: PT Wahana Cerita Indonesia)	Indonesia January 14, 2022	Digital marketing and event organizer	IDR 51,000,000	100%
Mekong Leisure Travel Company Limited	Vietnam October 6, 2011	Online ticketing, reservation and system	VND 875,460,000	99%
Vietnam International Travel and Service Joint Stock Company	Vietnam November 16, 2012	Ticketing	VND 1,900,000,000	100%
Sopa Incorporated	Unites States May 22, 2023	Investment holding	Common: US$0.10	100%
Nusatrip Incorporated	United States May 22,2023	Investment holding	Common: US$0.10	100%
Thoughtful Media (Malaysia) Sdn Bhd	Malaysia October 18, 2023	Digital marketing	MYR 1,000	100%

The Company and its subsidiaries are hereinafter referred to as (the “Company”).

On February 23, 2023, Society Pass Incorporated acquired additional issued capital in Nusatrip International Pte Ltd of 2,225,735 number of ordinary stock and increased its shareholding from 75% to 99%, and to the subsidiaries within the group.

On May 22, 2023, Thoughtful Media Group Inc and Society Pass Inc acquired additional issued capital in Thoughtful (Thailand) Co Ltd of 397,000 and 2,000 number of ordinary stocks amounted to THB 1,985,000 and THB 10,000 respectively. Total shareholding interest remain unchanged.

On August 1, 2023, the Company 95% owned subsidiary Sopa Technology Pte. Ltd. disposed one of its 100% owned subsidiary Sopa (Phil) Incorporated to the Company 100% owned subsidiary Thoughtful Media Group Incorporated as internal group restructuring. At the same day, Sopa (Phil) Incorporated changed name to Thoughtful Media (Philippines) Inc and updated its principal activities to digital marketing.

On October 25, 2023, the Company 95% owned subsidiary Sopa Technology Pte. Ltd. acquired one of its 100% owned subsidiary Hottab Vietnam Company Limited from its 100% owned subsidiary Hottab Pte. Ltd. and disposed 100% shareholding of Hottab Pte. Ltd. to its 100% owned subsidiary Thought Media Group Incorporated. At the same day, Hottab Pte. Ltd. changed name to Thoughtful Media (Singapore) Pte. Ltd. and updated its principal activities to digital marketing.

During the year of 2023, certain operations were progressively discontinued following management’s decision based on operation performance, business strategy and future prospects. This is mainly online F&B and groceries delivery operations under online ordering segment includes “Handycart” under subsidiary Dream Space Trading Co., Ltd in Vietnam and “Pushkart” and “Mangan” under subsidiary New Retail Experience Incorporated in the Philippines. There is also discontinued operation of local mobile in telecommunication reseller under subsidiary Gorilla Mobile Pte Ltd. In view of the operation results which are insignificant to the impact of the group and continued operation involvements are in place in all these operations, therefore no separate disclosure is considered necessary in accordance to the discontinued operation standards.

On June 3, 2024, NusaTrip Incorporated issued an additional 7,999,000 shares of Common Stock to Society Pass at a price of $0.0001 per share.

On June 21, 2024, TMG Incorporated issued an additional 7,900,000 shares of Common Stock to Society Pass at a price of $0.0001 per share.

On July 12, 2024, TMG Incorporated issued an additional 8,000,000 shares of Common Stock to Society Pass at a price of $0.0001 per share.

On September 2, 2024, NusaTrip Incorporated issued an additional 6,000,000 shares of Common Stock to Society Pass at a price of $0.0001 per share.